Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans [Abstract]
Benefit Plans
(9) Benefit Plans

(a) Retirement Plan

The Company maintains a trusteed non-contributory pension plan covering employees that have completed one year of employment and 1,000 hours of service. The benefits are based on the sum of (a) a benefit equal to a prior service benefit plus the average of the employees' highest five consecutive years' compensation in the ten years preceding retirement multiplied by a percentage of service after a specified date plus (b) a benefit based upon career average compensation. The amounts contributed to the plan are determined annually on the basis of (a) the maximum amount that can be deducted for federal income tax purposes or (b) the amount certified by a consulting actuary as necessary to avoid an accumulated funding deficiency as defined by the Employee Retirement Income Security Act of 1974. Contributions are intended to provide for benefits attributed to service to date. Assets of the plan are administered by Trustco Bank's Financial Services Department. This plan was frozen as of December 31, 2006. The following tables set forth the plan's funded (unfunded) status and amounts recognized in the Company's consolidated statements of condition at December 31, 2012 and 2011.

Change in Projected Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Projected benefit obligation at beginning of year	$29,283	$27,115
Service cost	55	45
Interest cost	1,426	1,515
Benefits paid	(2,036)	(1,605)
Net actuarial loss (gain)	3,262	2,213
Projected benefit obligation at end of year	$31,990	$29,283

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair Value of plan assets at beginning of year	$30,278	$31,373
Actual gain on plan assets	3,342	510
Company contributions	3,000	-
Benefits paid	(2,036)	(1,605)
Fair value of plan assets at end of year	34,584	30,278

Funded status at end of year	$2,593	$995

Amounts recognized in accumulated other comprehensive income consist of the following as of:

	December 31,
	2012	2011
Net actuarial loss	$9,486	$7,987

Components of Net Periodic Pension (Credit) Expense and Other Amounts Recognized in Other Comprehensive Income:

(dollars in thousands)	For the years ended
	December 31,
	2012	2011	2010
Service cost	$55	45	57
Interest cost	1,426	1,515	1,498
Expected return on plan assets	(1,912)	(1,985)	(1,814)
Amortization of net loss	335	156	203
Net periodic pension (credit) expense	(96)	(269)	(56)

Amortization of net loss	(335)	(156)	(203)

Net actuarial (gain) / loss included in other comprehensive income	1,832	3,689	(992)

	1,497	3,533	(1,195)
Total recognized in net periodic benefit (credit) cost and other comprehensive income	$1,401	3,264	(1,251)

The estimated net loss for the plan that will be amortized from accumulated other comprehensive income into net periodic pension cost over the next fiscal year is approximately $589 thousand.

Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)
Year	Pension Benefits
2013	$1,678
2014	1,705
2015	1,723
2016	1,752
2017	1,759
2018 - 2022	9,213

The assumptions used to determine benefit obligations at December 31 are as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension expense for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets	6.50	6.50	6.50

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

The Company also has a supplementary pension plan under which additional retirement benefits are accrued for eligible executive officers. This plan supplements the defined benefit retirement plan for eligible employees that exceed the Internal Revenue Service limit on the amount of pension payments that are allowed from a retirement plan. The supplemental plan provides eligible employees with total benefit payments as calculated by the retirement plan without regard to this limitation. Benefits under this plan are calculated using the same actuarial assumptions and interest rates as used for the retirement plan calculations. The accumulated benefits under this supplementary pension plan was approximately $5.6 million as of December 31, 2012 and 2011, respectively. Effective as of December 31, 2008, this plan has been frozen and no additional benefits will accrue. Instead, the amount of the Company's annual contribution to the plan plus interest is paid directly to each eligible employee. The expense recorded for this plan was $823 thousand, $647 thousand, and $610 thousand, in 2012, 2011, and 2010, respectively.

Rabbi trusts have been established for certain benefit plans. These trust accounts are administered by the Trustco Financial Services Department and invest primarily in bonds issued by government-sponsored enterprises and money market instruments. These assets are recorded at their fair value and are included in securities available for sale and other short-term investments in the Consolidated Statements of Condition. As of both December 31, 2012 and 2011, the trusts had assets totaling $5.7 million.

(b) Postretirement Benefits

The Company permits retirees under age 65 to participate in the Company's medical plan by making certain payments. At age 65, the Bank provides a Medicare Supplemental program to retirees.

In 2003, the Company amended the medical plan to reflect changes to the retiree medical insurance coverage portion. The Company's subsidy of the retiree medical insurance premiums was eliminated. The Company continues to provide postretirement medical benefits for a limited number of executives in accordance with their employment contracts.

The following tables show the plan's funded status and amounts recognized in the Company's Consolidated Statements of Condition at December 31, 2012 and 2011:

Change in Accumulated Benefit Obligation:	December 31,
(dollars in thousands)	2012	2011
Accumulated benefit obligation at beginning of year	$2,008	1,184
Service cost	33	26
Interest cost	97	98
Prior service cost	-	533
Benefits paid	(48)	(25)
Net actuarial gain	323	192
Accumulated benefit obligation at end of year	$2,413	2,008

Change in Plan Assets and
Reconciliation of Funded Status:	December 31,
(dollars in thousands)	2012	2011
Fair value of plan assets at beginning of year	$13,662	13,554
Actual gain on plan assets	1,364	108
Company contributions	48	25
Benefits paid	(48)	(25)
Fair value of plan assets at end of year	15,026	13,662

Funded status at end of year	$12,613	11,654

Amounts recognized in accumulated other comprehensive income consist of the following as of:	December 31,
	2012	2011
Net actuarial gain	$(2,125)	(1,564)
Prior service credit	(3,706)	(3,968)
Total	$(5,831)	(5,532)

Components of Net Periodic Benefit (Credit) and Other Amounts Recognized in Other Comprehensive Income:
	For the years ended
	December 31,
(dollars in thousands)	2012	2011	2010
Service cost	$33	26	31
Interest cost	97	98	62
Expected return on plan assets	(451)	(447)	(407)
Amortization of net actuarial gain	(29)	(71)	(15)
Amortization of prior service credit	(262)	(262)	(403)
Net periodic benefit credit	(612)	(656)	(732)

Net (gain) loss	(590)	531	(836)
Prior service cost	-	533	-
Amortization of prior service cost	262	262	403
Amortization of net gain	29	71	15
Total amount recognized in other comprehensive income	(299)	1,397	(418)

Total amount recognized in net periodic benefit cost and other comprehensive income	$(911)	741	(1,150)

The estimated amount that will be amortized from accumulated other comprehensive income into net periodic benefit credit over the next fiscal year is approximately $321 thousand.

Expected Future Benefit Payments

The following benefit payments are expected to be paid:

Year	Postretirement Benefits

2013	$61
2014	55
2015	58
2016	61
2017	64
2018 - 2022	435

The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2012	2011	2010
Discount rate	4.07%	5.17	5.62

The assumptions used to determine net periodic pension benefit (credit) for the years ended December 31 are as follows:

	2012	2011	2010
Discount rate	5.17%	5.62	5.82
Expected long-term rate of return on assets, net of tax	3.30	3.30	3.30

The annual rate assumption used for purposes of computing the service and interest costs components is determined based upon factors including the yields on high quality corporate bonds and other appropriate yield curves along with analysis prepared by the Company's actuaries.

For measurement purposes, a graded annual rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) was assumed for 2012 and thereafter. A one percentage point increase in the assumed health care cost in each year would have an approximate $485 thousand impact on the accumulated postretirement benefit obligation as of December 31, 2012, while a 1% decrease would have an approximate $375 thousand impact. The impact on the interest and service components of net periodic postretirement benefit credit for the year ended December 31, 2012 would be negligible given the limited number of retirees receiving benefits.

(c) Components of Accumulated Other Comprehensive Income (Loss) Related to Retirement and Postretirement Benefit Plans

The following table details the change in the components of other comprehensive income related to the retirement plan and the post-retirement benefit plan, net of tax, at December 31, 2012 and 2011, respectively:

(dollars in thousands)
	December 31, 2012
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$1,834	(590)	1,244
Amortization of net actuarial gain (loss)	(335)	29	(306)
Amortization of prior service credit	-	262	262
Total	$1,499	(299)	1,200

	December 31, 2011
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total
Change in overfunded position of pension and postretirement benefits	$3,689	1,064	4,753
Amortization of net actuarial gain (loss)	(156)	71	(85)
Amortization of prior service credit	-	262	262
Total	$3,533	1,397	4,930

(d) Major Categories of Pension and Postretirement Benefit Plan Assets:

The asset allocations of the Company's pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2012	2011	2012	2011
Debt Securities	29%	33	28	30
Equity Securities	65	64	64	63
Other	6	3	8	7
Total	100%	100	100	100

The expected long-term rate-of-return on plan assets, noted in sections (a) and (b) above, reflects long-term earnings expectations on existing plan assets. In estimating that rate, appropriate consideration was given to historical returns earned by plan assets and the rates of return expected to be available for reinvestment. Rates of return were adjusted to reflect current capital market assumptions and changes in investment allocations.

The Company's investment policies and strategies for the pension benefit and postretirement benefit plans prescribe a target allocation of 50% to 70% equity securities, 25% to 40% debt securities, and 0% to 10% for other securities for the asset categories. The Company's investment goals are to maximize returns subject to specific risk management policies. Its risk management policies permit direct investments in equity and debt securities and mutual funds while prohibiting direct investment in derivative financial instruments. The Company addresses diversification by the use of mutual fund investments whose underlying investments are in domestic and international debt and equity securities. These mutual funds are readily marketable and can be sold to fund benefit payment obligations as they become payable.

Fair Value of Plan Assets:

Fair value is the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Equity mutual funds, Fixed Income mutual funds and Debt Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

The fair value of the plan assets at December 31, 2012 and 2011, by asset category, is as follows:

Retirement Plan		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$2,114	2,114	-	-
Equity mutual funds	22,599	22,599	-	-
U.S. government sponsored enterprises	4,574	-	4,574	-
Corporate bonds	4,626	-	4,626	-
Fixed income mutual funds	671	671	-	-

Total Plan Assets	$34,584	25,384	9,200	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2012 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,148	1,148	-	-
Equity mutual funds	9,718	9,718	-	-
State and political subdivisions	4,160	-	4,160	-

Total Plan Assets	$15,026	10,866	4,160	-

Retirement Plan		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$870	870	-	-
Equity mutual funds	19,232	19,232	-	-
U.S. government sponsored enterprises	6,422	-	6,422	-
Corporate bonds	3,310	-	3,310	-
Fixed income mutual funds	444	444	-	-

Total Plan Assets	$30,278	20,546	9,732	-

Postretirement Benefits		Fair Value Measurements at
		December 31, 2011 Using:
			Significant
		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
(Dollars in thousands)
Plan Assets

Cash and cash equivalents	$1,001	1,001	-	-
Equity mutual funds	8,551	8,551	-	-
State and political subdivisions	4,110	-	4,110	-

Total Plan Assets	$13,662	9,552	4,110	-

At December 31, 2012 and 2011, the majority of the equity mutual funds included in the plan assets of the retirement plan and postretirement benefit plan consist of large-cap index funds, while the remainder of the equity mutual funds consists of mid-cap, small-cap and international funds.

There were no transfers between Level 1 and Level 2 in 2012 and 2011.

The Company made contributions of $3.0 million to its pension plan during 2012. No contributions were made in 2011.

(e) Incentive and Bonus Plans

During 2006 the Company amended its profit sharing plan to include a 401(k) feature. Under the 401(k) feature the Company matches 100% of the aggregate salary contribution up to the first 3% of compensation and 50% of the aggregate contribution of the next 3%. No profit sharing contributions were made in 2012, 2011 or 2010 but were replaced with Company contributions to the 401(k) feature of the plan. Expenses related to the plan aggregated $601 thousand for 2012, $461 thousand in 2011 and $435 thousand in 2010.

The Company also has an officers and executive incentive plan. The expense of these plans generally are based on the Company's performance and estimated distributions to participants are accrued during the year and generally paid in the following year. The expense recorded for this plan was $1.6 million, $1.3 million and $746 thousand in 2012, 2011 and 2010, respectively.

In prior years, the Company awarded 3.2 million performance bonus units to the executive officers and directors. These units become vested and exercisable only under a change of control as defined in the plan. The units were awarded based upon the stock price at the time of grant and, if exercised under a change of control, allow the holder to receive the increase in value offered in the exchange over the stock price at the date of grant for each unit, if any. As of December 31, 2012, the weighted average strike price of each unit was $7.95.

(f) Stock Based Compensation Plans-Equity Awards

Equity awards are types of stock based compensation that are to be settled in shares. As such, the amount of compensation expense to be paid at the time of settlement is included in surplus in the consolidated statement of condition.

Under the 2010 TrustCo Bank Corp NY Stock Option Plan, the Company may grant stock options and restricted stock to its eligible employees for up to approximately 2.0 million shares of common stock. Under the 2004 TrustCo Bank Corp NY Stock Option Plan, the Company could have granted options to its eligible employees for up to approximately 2.0 million shares of common stock.

Under the 2010 Directors Stock Option Plan, the Company may grant stock options and restricted stock to its directors for up to approximately 250 thousand shares of its common stock. Under the 2004 Directors Stock Option Plan, the Company could have granted options to its directors for up to approximately 200 thousand shares of its common stock.

Under each of these plans, the exercise price of each option equals the fair value of the Company's stock on the date of grant, and an option's maximum term is ten years. Options vest over four to five years from the date the options are granted for the employees plans and they are immediately vested under the directors' plans. A summary of the status of TrustCo's stock option plans as of December 31, 2012 and changes during the year then ended, are as follows:

	Outstanding Options		Exercisable Options
		Weighted		Weighted
		Average		Average
		Option		Option
	Shares	Price	Shares	Price
Balance, January 1, 2012	3,115,750	$10.32	2,350,650	$11.56
New options awarded-2012	273,500	5.17	-	0.00
Expired options - 2012	(485,250)	11.83	(485,250)	11.83
Cancelled options-2012	(12,000)	9.91	(12,000)	9.91
Exercised options - 2012	-	0.00	-	0.00
Options became exercisable	-	0.00	291,200	7.85
Balance, December 31, 2012	2,892,000	$9.58	2,144,600	$11.01

		Weighted
		Average	Weighted
Range of		Remaining	Average
Exercise	Options	Contractual	Exercise
Price	Outstanding	Life	Price
Between $5.14 and $10.00	1,754,000	6.8 years	$7.41
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,892,000	4.9 years	$9.58

The following table summarizes information about total stock options exercisable at December 31, 2012:

		Weighted
		Average	Weighted
Range of	Options	Remaining	Average
Exercise	Outstanding	Contractual	Exercise
Price	and Exercisable	Life	Price
Between $5.14 and $10.00	1,006,600	5.3 years	$8.83
Greater than $10.00	1,138,000	2.0 years	12.93
Total	2,144,600	3.5 years	$11.01

At December 31, 2012, the intrinsic value of outstanding stock options and vested stock options was not material. The Company expects all unvested options to vest according to plan provisions.

No stock options were exercised in 2012, 2011 or 2010. It is the Company's policy to generally issue stock for stock option exercises from previously unissued shares of common stock or treasury shares.

Unrecognized stock-based compensation expense related to non-vested stock options totaled $494 thousand at December 31, 2012. At such date, the weighted-average period over which this unrecognized expense was expected to be recognized was 4.1 years.

Valuation of Stock-Based Compensation: The fair value of the Company's employee and director stock options granted is estimated on the measurement date, which, for the Company, is the date of grant. The weighted-average fair value of stock options granted during 2012 and 2011 estimated using the Black-Scholes option pricing model, was $0.76 and $0.98, respectively. The Company estimated expected market price volatility and the expected term of the options based on historical data and other factors. There were no stock options granted in 2010. The assumptions used to determine the fair value of options granted during 2012 and 2011 are detailed in the table below:

	2012
	Employees'
	Plan
Expected dividend yield	5.08%
Risk-free interest rate	0.80
Expected volatility rate	30.18
Expected lives	5.0	years

	2011
	Employees'		Directors'
	Plan		Plan
Expected dividend yield	5.11%		5.11
Risk-free interest rate	1.90		1.59
Expected volatility rate	26.64		28.50
Expected lives	7.5	years	6.0

During 2011, the Company issued 99 thousand restricted common shares to certain eligible executive officers and another seven thousand restricted common shares to its board of directors. The restricted share awards hold the same voting powers as the Company's common stock and become 100% vested after three years based upon a cliff-vesting schedule. The shares are also eligible to receive nonforfeitable dividend payments. The fair value of these awards was $5.14 per restricted share, the fair value of the Company's common stock on the grant date. During 2012 and 2011, the Company recognized approximately $170 thousand and $28 thousand in stock based compensation expense related to the employee awards, respectively and another $12 thousand and $2 thousand related to the director awards, respectively. Unrecognized stock-based compensation expense related to the outstanding restricted shares totaled $333 thousand and $515 thousand at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was two years as of December 31, 2012 and three years at December 31, 2011.

(g) Stock Based Compensation Plans-Liability Awards

Liability awards are types of stock based compensation that can be settled in cash (not shares). As such, the amount of compensation expense to be paid at the time of settlement is included in other liabilities in the consolidated statement of condition.

During 2012, the Company issued 72 thousand restricted share units to certain eligible officers and executives and another 11 thousand restricted share units to its board of directors. The restricted share units do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these awards was $5.17 per restricted share unit, the fair value of the Company's common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized, is based on the fair value of the Company's stock. At December 31, 2012, the Company's stock price was $5.28. During 2012, the Company recognized approximately $21 thousand in stock based compensation expense related to the employee awards and another $3 thousand related to the director awards. Unrecognized stock-based compensation expense related to the outstanding restricted share units totaled $412 thousand at December 31, 2012. At December 31, 2012 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was three years as of December 31, 2012.

Also during 2012, the Company issued 65 thousand performance share awards to certain eligible officers and executives. These awards do not hold voting powers, nor are they eligible for common stock dividends, and become 100% vested after three years based upon a cliff-vesting schedule. Upon issuance, fair value of these awards was $5.17 per restricted share unit, the fair value of the Company's common stock on the grant date. Thereafter, the amount of stock based compensation expense recognized, is based upon the Company's achievement of certain performance criteria in accordance with Plan provisions as well as the fair value of the Company's stock. At December 31, 2012, the Company expects to meet the required performance criteria and the Company's stock price was $5.28. During 2012, the Company recognized approximately $19 thousand in stock based compensation expense related to these awards. Unrecognized stock-based compensation expense related to the outstanding performance share awards totaled $325 thousand at December 31, 2012. At December 31, 2012 all of the awards were unvested. The weighted average period over which the unrecognized expense is expected to be recognized was three years as of December 31, 2012.

(h) Stock Based Compensation Expense

Stock-based compensation expense totaled $447 thousand, $274 thousand and $176 thousand in 2012, 2011 and 2010, respectively, related to the 2010 and 2004 TrustCo Bank Corp NY Stock Option Plans. In 2011, $13 thousand of stock-based compensation expense was recognized related to the 2010 Directors Stock Option Plan. No such expense was recorded in 2012 and 2010 as no stock options were granted to directors in those years.

Of the $447 thousand of stock based compensation expense recognized in 2012, $42 thousand related to liability awards as they may be settled in cash instead of shares, while the remaining $405 thousand related to equity awards. Stock-based compensation expense is recognized ratably over the vesting period for all awards. Income tax benefits recognized in the accompanying consolidated statements of income related to stock-based compensation in 2012, 2011 and 2010 was approximately $156 thousand, $100 thousand and $62 thousand, respectively.